Commitments and Contingencies (Details 1) (Detail) $ in Thousands	Sep. 30, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 1,361
2018	834
2019	532
2020	517
2021	433
After 2021	1,250
Total	$ 4,927